Annual Fund Operating Expenses - Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF - Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF	Dec. 29, 2021
Operating Expenses:
Management Fee	0.14%
Distribution and Service (12b-1) Fee	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.14%